                                            Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement
dated November
1, 2001 to the
Stable Value
Investment
Class
Prospectus,
dated January
31, 2001, for
the

Fixed Income
Portfolio
----------------
The Prospectus is hereby amended and supplemented to reflect changes in the management of the Fixed Income Portfolio of Morgan Stanley Institutional Fund Trust. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income Portfolio. Consequently, W. David Armstrong, Thomas L. Bennett and Roberto M. Sella, who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income Portfolio, will continue to manage the Portfolio.

Accordingly, the text box beginning with the words "Portfolio Managers" on Page 3 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
W. David Armstrong,
Thomas L. Bennett and
Roberto M. Sella

Additionally, the paragraph beginning with the words "Kenneth B. Dunn" on Page 16 of the Prospectus is hereby deleted.




Please retain this supplement for future reference.

                                            Prospectus Supplement


Morgan Stanley Institutional Fund Trust

Supplement
dated November
1, 2001 to the
Investment
Class
Prospectus
dated January
31, 2001 for
the

Fixed Income
Portfolio,
High Yield
Portfolio and
Mid Cap Value
Portfolio
----------------
The Prospectus is hereby amended and supplemented to reflect changes in the management of the Fixed Income, High Yield and Mid Cap Value Portfolios of Morgan Stanley Institutional Fund Trust. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income Portfolio. Consequently, Thomas L. Bennett, Roberto M. Sella and W. David Armstrong, who had previously shared the responsibility for managing the assets of the Fixed Income Portfolio will continue to manage that Portfolio. Also, Vitaly V. Korchevsky no longer serves as a Portfolio Manager of the Mid Cap Value Portfolio. Consequently, William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels who, along with Mr. Korchevsky, had previously shared the responsibility for managing the assets of the Mid Cap Value Portfolio, will continue to manage that Portfolio. In addition, Robert E. Angevine no longer serves as a Portfolio Manager of the High Yield Portfolio. Consequently, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane, who, along with Mr. Angevine, had previously shared the responsibility for managing the assets of the High Yield Portfolio, will continue to manage that Portfolio.

Accordingly, the text box beginning with the words "Portfolio Managers" on page 3 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Bradley S. Daniels
William B. Gerlach and
Gary G. Schlarbaum

Additionally, the text box beginning with the words "Portfolio Managers" on Page 7 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
W. David Armstrong,
Thomas L. Bennett
and Roberto M. Sella

Also, the text box beginning with the words "Portfolio Managers" on Page 9 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Stephen F. Esser,
Gordon W. Loery and
Deanna L. Loughnane

In addition to the above changes, the paragraphs beginning with the words "Robert E. Angevine" on page 25, "Vitaly V. Korchevsky" on Page 26 and "Kenneth
B. Dunn" on page 26 of the Prospectus are hereby deleted.


Please retain this supplement for future reference.

                                            Prospectus Supplement


Morgan Stanley Institutional Fund Trust

Supplement
dated November
1, 2001 to the
Institutional
Class
Prospectus,
dated January
31, 2001, for

All Portfolios
----------------

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Portfolios of Morgan Stanley Institutional Fund Trust. Morgan Stanley Institutional Fund Trust and Morgan Stanley Institutional Fund, Inc. now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "Exchange Privilege" on page 50 of the Prospectus is hereby deleted and replaced with the following:

  You may exchange each Portfolio's Institutional Class Shares for Institutional Class Shares of other available portfolios of the Fund or for Class A shares of available portfolios of Morgan Stanley Institutional Fund, Inc. based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

  You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

  When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases.

The Prospectus is hereby further amended and supplemented to reflect changes in the management of the Fixed Income, Fixed Income II, High Yield, Mid Cap Value, Small Cap Value, Special Purpose Fixed Income and Strategic Small Value Portfolios of Morgan Stanley Institutional Fund Trust.

Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income, Fixed Income II and Special Purpose Fixed Income Portfolios. Consequently, W. David Armstrong, Thomas L. Bennett and Roberto M. Sella, who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income and Special Purpose Fixed Income Portfolios, will continue to manage those Portfolios. Additionally, Thomas L. Bennett, Angelo G. Manioudakis and Scott F. Richard, who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income II Portfolio, will continue to manage that Portfolio.

Additionally, Robert E. Angevine no longer serves as a Portfolio Manager of the High Yield Portfolio. Consequently, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane, who, along with Mr. Angevine, had previously shared the responsibility for managing the assets of the High Yield Portfolio, will continue to manage that Portfolio.

Also, Vitaly V. Korchevsky no longer serves as a Portfolio Manager of the Mid Cap Value Small Cap Value and Strategic Small Value Portfolios. Consequently, William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels who, along with Mr. Korchevsky, had previously shared the responsibility for managing the assets of the Mid Cap Value, Small Cap Value and Strategic Small Value Portfolios, will continue to manage those Portfolios.

                                            Prospectus Supplement

Accordingly, the text box beginning with the words "Portfolio Managers" on pages 6, 9 and 10 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Bradley S. Daniels,
William B. Gerlach and
Gary G. Schlarbaum

Also, the text boxes beginning with the words "Portfolio Managers" on Page 15 and 33 of the Prospectus are hereby deleted and replaced with the following:

Portfolio Managers
W. David Armstrong,
Thomas L. Bennett and
Roberto M. Sella

Additionally, the text box beginning with the words "Portfolio Managers" on Page 17 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Thomas L. Bennett,
Angelo G. Manioudakis and
Scott F. Richard

Also, the text box beginning with the words "Portfolio Managers" on Page 21 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Stephen F. Esser,
Gordon W. Loery and
Deanna L. Loughnane

In addition to the above changes, the paragraphs beginning with the words "Robert E. Angevine" on page 53, "Kenneth B. Dunn" on page 54 and "Vitaly V. Korchavsky" on Page 55 of the Prospectus are hereby deleted.



Please retain this supplement for future reference.

                                            Prospectus Supplement


Morgan Stanley Institutional Fund Trust

Supplement
dated November
1, 2001 to the
Advisory
Portfolios
Prospectus,
dated January
31, 2001, for
the

Advisory
Mortgage
Portfolio
----------------
The Prospectus is hereby amended and supplemented to reflect changes in the management of the Advisory Mortgage Portfolio of Morgan Stanley Institutional Fund Trust. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Advisory Mortgage Portfolio. Consequently, Scott F. Richard and Roberto M. Sella, who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Advisory Mortgage Portfolio, will continue to manage the Portfolio.

Accordingly, the text box beginning with the words "Portfolio Managers" on Page 6 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Scott F. Richard and
Roberto M. Sella

Additionally, the paragraph beginning with the words "Kenneth B. Dunn" on Page 15 of the Prospectus is hereby deleted.




Please retain this supplement for future reference.

                                            Prospectus Supplement


Morgan Stanley Institutional Fund Trust

Supplement
dated November
1, 2001 to the
Adviser Class
Prospectus
dated January
31, 2001 for

All Portfolios
----------------

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Portfolios of Morgan Stanley Institutional Fund Trust. Morgan Stanley Institutional Fund Trust and Morgan Stanley Institutional Fund, Inc. now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "Exchange Privilege" on page 30 of the Prospectus is hereby deleted and replaced with the following:

  You may exchange each Portfolio's Adviser Class Shares for Adviser Class Shares of other available portfolios of the Fund or for Class B shares of available portfolios of Morgan Stanley Institutional Fund, Inc. based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

  You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

  When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases.

The Prospectus is hereby further amended and supplemented to reflect changes in the management of the Fixed Income, High Yield, Mid Cap Value and Small Cap Value Portfolios of Morgan Stanley Institutional Fund Trust. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income Portfolio. Consequently, Thomas L. Bennett, Roberto M. Sella and W. David Armstrong, who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income Portfolio, will continue to manage that Portfolio. In addition, Robert E. Angevine no longer serves as a Portfolio Manager of the High Yield Portfolio. Consequently, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane, who, along with Mr. Angevine, had previously shared the responsibility for managing the assets of the High Yield Portfolio, will continue to manage that Portfolio. Also, Vitaly V. Korchevsky no longer serves as a Portfolio Manager of the Mid Cap Value and Small Cap Value Portfolios. Consequently, William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels who, along with Mr. Korchevsky, had previously shared the responsibility for managing the assets of the Mid Cap Value and Small Cap Value Portfolios, will continue to manage those Portfolios.

Accordingly, the text boxes beginning with the words "Portfolio Managers" on page 6 and page 9 of the Prospectus are hereby deleted and replaced with the following:

Portfolio Managers
Bradley S. Daniels,
William B. Gerlach and
Gary G. Schlarbaum

                                            Prospectus Supplement


Also, the text box beginning with the words "Portfolio Managers" on Page 13 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Thomas L. Bennett,
Roberto M. Sella and
W. David Armstrong

Additionally, the text box beginning with the words "Portfolio Managers" on Page 15 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
Stephen F. Esser,
Gordon W. Loery and
Deanna L. Loughnane

In addition to the above changes, the paragraphs beginning with the words "Vitaly V. Korchevsky" on pages 33-34, "Robert E. Angevine" on page 32 and "Kenneth B. Dunn" on page 33 of the Prospectus are hereby deleted.


Please retain this supplement for future reference.